Consolidated Statements of Income (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales (Notes 7 and 13)	¥ 1,280,054	¥ 1,190,870	¥ 1,266,924
Cost of sales (Note 13)	952,350	870,143	888,869
Gross profit	327,704	320,727	378,055
Selling, general and administrative expenses (Notes 2, 4, 14 and 17)	250,778	223,052	222,131
Profit from operations	76,926	97,675	155,924
Other income (expenses):
Interest and dividend income	14,666	13,966	12,963
Interest expense (Note 13)	(1,890)	(2,042)	(2,259)
Foreign currency transaction gains, net (Note 13)	5,136	4,533	3,824
Gains on sales of securities, net (Note 3)	4,542	337	52
Other, net (Note 4)	1,983	424	1,828
Nonoperating Income (Expense), Total	24,437	17,218	16,408
Income before income taxes	101,363	114,893	172,332
Income taxes (Note 16):
Current	39,655	34,199	35,744
Deferred	(5,643)	(4,064)	6,470
Total income taxes	34,012	30,135	42,214
Net income	67,351	84,758	130,118
Net income attributable to noncontrolling interests	(878)	(5,401)	(7,670)
Net income attributable to shareholders of Kyocera Corporation	¥ 66,473	¥ 79,357	¥ 122,448
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 362.36	¥ 432.58	¥ 667.23
Diluted	¥ 362.36	¥ 432.58	¥ 667.23
Cash dividends declared per share:
Per share of common stock	¥ 120.00	¥ 120.00	¥ 130.00
Average number of shares of common stock outstanding:
Basic	183,442	183,451	183,517
Diluted	183,442	183,451	183,517